UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

      Read instructions at end of Form before preparing Form.

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1.    Name and address of issuer:

                          NEUBERGER BERMAN EQUITY TRUST
                           605 THIRD AVENUE, 2ND FLOOR
                          NEW YORK, NEW YORK, 10158-0180

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3.    Investment Company Act File Number:  811-7784

      Securities Act File Number:  33-64368

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4(a). Last day of fiscal year for which this Form is filed:

                                       AUGUST 31, 1998
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4(b).  /_/  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE:  IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID
ON THE REGISTRATION FEE DUE.


          NA
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4(c).  /_/  Check box if this is the last time the issuer will be filing this Form.


          NA
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5. Calculation of registration fee:

(i)   Aggregate sale price of securities sold                     $2,770,338,699
      during the fiscal year pursuant to                          --------------
      section 24(f):

(ii)  Aggregate price of securities redeemed or
      repurchased during the fiscal year:         $1,902,121,450
                                                  --------------

(iii) Aggregate price of
      securities redeemed or repurchased
      during any PRIOR fiscal year ending
      no earlier than October 1, 1995
      that were not previously used to                    $ - 0 -
      reduce registration fees payable to                 -------
      the Commission:

(iv)  Total available redemption
      credits [add Items 5(ii) and                                $1,902,121,450
      5(iii)]:                                                    --------------

(v)   Net sales - if item 5(i) is
      greater than Item 5(iv) [subtract                           $  868,217,249
      item 5(iv) from Item 5(i)]:                                 --------------

(vi)  Redemption credits available for use
      in future years - if Item 5(i)
      is less than Item 5(iv) [subtract                  $(- 0 -)
      Item 5(iv) from Item 5(i)]:

(vii) Multiplier for determining
      registration fee (See Instruction                                X.000278
      C.9):

(viii)Registration fee due
      [multiply Item 5(v) by Item                                 $   241,364.39
      5(vii)] (enter "0" if no fee is                             --------------
      due):

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6.    Prepaid Shares             NA

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____________.

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7. Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                        +$ - 0 -
                                                                        --------
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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                     $241,364.39
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                               Method of Delivery:

                                                /x/   Wire Transfer
                                                /_/   Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael J. Weiner
                           --------------------------------
                          MICHAEL J. WEINER, VICE PRESIDENT

Date  11-20-98

*Please print the name and title of the signing officer below the signature.